Expense Example - Nuveen Colorado Municipal Bond Fund	Sep. 30, 2020 USD ($)
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 496
Expense Example, with Redemption, 3 Years	659
Expense Example, with Redemption, 5 Years	835
Expense Example, with Redemption, 10 Years	1,345
Class C2
Expense Example:
Expense Example, with Redemption, 1 Year	135
Expense Example, with Redemption, 3 Years	421
Expense Example, with Redemption, 5 Years	729
Expense Example, with Redemption, 10 Years	1,601
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	59
Expense Example, with Redemption, 3 Years	186
Expense Example, with Redemption, 5 Years	324
Expense Example, with Redemption, 10 Years	726
Class C
Expense Example:
Expense Example, with Redemption, 1 Year	161
Expense Example, with Redemption, 3 Years	499
Expense Example, with Redemption, 5 Years	860
Expense Example, with Redemption, 10 Years	$ 1,878